Commitments and Contingencies	12 Months Ended
Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

21.	Commitments and Contingencies

The Group’s lease consisted of operating leases for administrative office spaces in Wuxi and Shenzhen in the PRC. As of March 31, 2025, the Group had no obligation under long-term financing lease requiring minimum rentals. As of March 31, 2025, the Group did not have additional operating leases that have not yet commenced.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Total operating lease expenses for the year ended March 31, 2025 was $103,133 from continuing operations and was recorded in general and administrative expense on the consolidated statements of operations.

As of March 31, 2025, future minimum payments under non-cancelable operating leases were as follows:

Future Lease Payments

April 2025 to March 2026	$102,512
April 2026 and after	—
Total	$102,512